Note 12 - Spinoff Related Transactions	12 Months Ended
Feb. 02, 2013
Spinoff Related Transactions [Abstract]
Spinoff Related Transactions [Text Block]

12. Spinoff Related Transactions

Services and Revenues

We recognize other revenues that consist primarily of advertising provided for third parties in our catalogs, on our e-commerce web pages, in our outbound packages, and in our retail stores pursuant to specific pricing arrangements with Alloy, Inc. Alloy, Inc. originally arranged these advertising services on our behalf, through a Media Services Agreement (the "Original Agreement") entered into in connection with the Spinoff. Revenue under these arrangements was recognized, net of commissions and agency fees, when the underlying advertisement is published or otherwise delivered pursuant to the terms of each arrangement.

On November 16, 2010, the Company entered into an Amended and Restated Media Services Agreement (the "A/R Media Services Agreement") with Alloy, Inc. The A/R Media Services Agreement replaced the Original Agreement, which expired by its terms on December 19, 2010, and became effective on December 20, 2010, upon expiration of the Original Agreement. The A/R Media Services Agreement provides, among other things, that Alloy, Inc. will serve as our exclusive sales agent for the purpose of providing the following media and marketing related services to the Company and its subsidiaries: license of websites, internet advertising, direct segment upsell arrangements, catalog advertisements and insertions, sampling and in-store promotions, and database collection and marketing. The A/R Media Services Agreement expires on December 20, 2015. Effective May 6, 2011, the Company and Alloy, Inc. amended the A/R Media Services Agreement to remove the sampling and in-store promotion services therefrom.

We recorded revenues of approximately $0.2 million, $0.3 million, and $0.2 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively, in our consolidated financial statements in accordance with the terms of the A/R Media Services Agreement.

We recorded expenses of approximately $0.3 million, $0.5 million, and $0.2 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively, in our consolidated financial statements in accordance with the terms of the A/R Media Services Agreement.

Prior to the Spinoff, we and Alloy, Inc. entered into the following agreements that were to define our ongoing relationships after the Spinoff: a distribution agreement, tax separation agreement, trademark agreement, information technology and intellectual property agreement, and an On Campus Marketing call center agreement. The On Campus Marketing call center agreement was terminated July 16, 2012.